Bank Indebtedness (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Bank Indebtedness [Line Items]
Summary of Company's Bank Indebtedness Arising from Financing Activities
The changes in the Company’s bank indebtedness for the year ended March 31, 2023 arising from financing activities
are presented below:

Balance at March 31, 2021	$90.1

Revolving Credit Facility drawn	18.3

Repayment of Revolving Credit Facility	(105.1)

Foreign exchange	(3.2)

Balance at March 31, 2022	$0.1

Revolving Credit Facility drawn	44.8

Repayment of Revolving Credit Facility	(43.0)

Balance at March 31, 2023	$1.9